Share-based payments - Summary of Employee Related Share Based Compensation Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expense	€ (22,570)	€ (26,403)	€ (25,519)
Research And Development Expense [Member]
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expense	(12,925)	(15,564)	(14,546)
General And Administrative Expense [Member]
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expense	€ (9,645)	€ (10,839)	€ (10,973)